Subsequent Events (Details Narrative) - Feb. 20, 2024 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Shares purchased during the acquisition value	$ 31,549,348	$ 32,652,006